Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2015 Portfolio	Apr. 30, 2025
VIP Investor Freedom 2015 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	6.43%
Past 5 years	4.28%
Past 10 years	5.32%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
IXWFT
Average Annual Return:
Past 1 year	6.91%
Past 5 years	4.11%
Past 10 years	5.20%